CONVERTIBLE DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CONVERTIBLE DEBT
CONVERTIBLE DEBT

NOTE 11 – CONVERTIBLE DEBT

A summary of the Company’s convertible debt at June 30, 2022 and December 31, 2021 is presented below:

	June 30, 2022	December 31, 2021

Beginning balance convertible notes	$640,000	$1,447,000
New notes	-	625,000
Payments	-	(907,000)
Conversion to common stock	(15,000)	(525,000)
Subtotal notes	625,000	640,000
Debt discount at year end	(5,744)	(258,938)
Convertible note payable, net of discount	$619,256	$381,062

All of the convertible debt is classified as short-term within the condensed consolidated balance sheet as it all matures and will be paid back within fiscal year 2022.

December 21, 2020 Securities Purchase Agreement

On December 21, 2020 the Company entered into a convertible promissory note with Platinum Point Capital, LLC (the “Holder”, “Lender” or “Platinum”) pursuant to a Securities Purchase Agreement (the “SPA”).

The Company issued the $540,000 Note in exchange for $500,000 in cash and included a $40,000 Original Issue Discount (“OID”) and paid $3,000 in financing costs. The principal amount together with interest at the rate of eight percent (8.0%) per annum, compounded annually (the “Interest Rate”), will be paid to the Lenders on or before the Maturity Date (December 31, 2021 or as defined below). Accrued interest shall be calculated on the basis of a 360-day year for the actual number of days elapsed. In the event that on or before the Maturity Date, the Note either (i) had not been converted or have not been otherwise satisfied in full or (ii) an Event of Default (as defined in the SPA) occurs, then the applicable rate of interest on the outstanding amount of the Note since inception shall be the Interest Rate plus eighteen percent (18.0%), the Default Interest. Unless previously converted, the principal and accrued interest on the Note is due and payable in cash (USD) upon the earlier of (i) December 31, 2021, (ii) a Change of Control (as defined in the SPA) or (iii), an Event of Default (collectively, the “Maturity Date”).

During the year ended December 31, 2021, the Company converted an aggregate total of $525,000 in principal and $25,144 in accrued interest and fees into 213,382 shares of the Company’s common stock at an average price per share of $2.58. Upon conversion, the 213,382 shares were issued at a fair value of $959,024 which was recorded as equity. Accordingly, upon conversion, the Company reduced its outstanding debt by $550,144, reduced its derivative liability by $284,169, and recorded a loss on extinguishment of $124,711.

On May 1, 2022 the Company issued 39,339 shares of common stock to convert $26,515 principal and accrued interest. Following the conversion, the outstanding balance of the above Note is $0. Upon conversion, the 39,339 shares were issued at a fair value of $38,144 which was recorded as equity. Accordingly, upon conversion, the Company reduced its derivative liability by $11,629 (see Note 8).

The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a derivative liability which is accounted for separately. The Company determined a derivative liability exists and determined that the embedded derivative was valued at $456,570 which was recorded as a debt discount, and together with the original issue discount and transaction expenses of $43,000, in the aggregate of $499,570, is being amortized over the life of the loan. As of June 30, 2022 and December 31, 2021 the full amount of the debt discount has been amortized. As of June 30, 2022 and December 31, 2021, the fair value of the derivative liability was $0 and $5,822, respectively. For the six months ended June 30, 2022 and 2021, the Company record a loss on the change in fair value of the derivative of $5,807 and $65,787, respectively.

January 7, 2021 Subscription Agreement

On January 7, 2021 (the “Issue Date”), the Company entered into a subscription agreement with an unaffiliated third party, whereby the Company issued for a purchase price of $100,000 in principal amount, a convertible promissory note. The note bears an interest rate of 8% per annum and matured on the earlier of (i) consummation of the Company listing its common shares on the NEO Stock Exchange or (ii) October 31, 2021.

Upon the consummation of a NEO listing, the total principal and accrued interest outstanding on the note will convert into shares of the Company’s common stock at a 25% discount to the prices of the common shares sold in the financing to be conducted in conjunction with the NEO listing. In the event that a NEO listing is not consummated on or before October 31, 2021, the note holder will have the option, in part or in full, to have the note repaid with interest, or convert the note into Company common stock at a 25% discount to the 30-day volume-weighted average price of the Common Shares on the most senior stock exchange in North American on which the common shares are trading prior to conversion. As of June 30, 2022, the Company had a principal balance of $100,000 and had accrued $11,739 in interest expense.

The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a derivative liability which is accounted for separately. The Company measured the embedded derivative valued at $62,619 which was recorded as a debt discount and additional paid-in capital and is being amortized over the life of the loan. As of June 30, 2022 and December 31, 2021, $62,619 of the debt discount has been amortized. As of June 30, 2022 and December 31, 2021, the fair value of the derivative liability was $41,292 and $39,843, respectively. For the six months ended June 30, 2022, the Company recorded a loss of $1,449 from the change in fair value of derivative liability as other income in the consolidated statements of operations and comprehensive income (loss) compared to a gain of $22,082 for the 6 month period ended June 30, 2021.

Convertible Promissory Note and Securities Purchase Agreement

On September 17, 2021 (the “Issue Date”), the Company entered into a convertible promissory note and securities purchase agreement with an unaffiliated third party.

Convertible Promissory Note

The Company issued the convertible promissory note for a purchase price of $525,000 in principal amount for cash proceeds of $500,000. The note was issued with an original issue discount (“OID”) of $25,000, bears an interest rate of 10% per annum and matures on the earlier of (i) the consummation of the Company listing its common shares on the Nasdaq Stock Market or (ii) September 17, 2022.

Upon the consummation of a Nasdaq listing, the total principal and accrued interest outstanding on the note will convert into shares of the Company’s common stock at a 30% discount to the prices of the common shares sold in the financing to be conducted in conjunction with the Nasdaq listing, subject to a conversion floor of $3.00. The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a beneficial conversion feature which is accounted for separately as of December 31, 2021. The Company measured the beneficial conversion feature’s intrinsic value on September 17, 2021, at $294,000 which, together with the OID of $25,000 was recorded as a debt discount and is being amortized over the life of the loan. On January 1, 2022, the Company adopted ASU 2020-06 using the modified retrospective method. As a result of the adoption, on January 1, 2022, the Company recorded an increase to additional paid-in capital of $294,000 and a decrease to accumulated deficit of $53,248. For the year ended December 31, 2021, $60,063 of the debt discount has been amortized. As of December 31, 2021, the Company had accrued a principal balance of $525,000, had accrued $15,166 in interest expense, and had remaining debt discount of $258,938 which resulted in a net convertible note payable of $266,063.

For the six months ended June 30, 2022, $294,000 of the debt discount was reduced and recorded as a reduction to additional paid-in capital and has been amortized. As of June 30, 2022, the Company had accrued a principal balance of $525,000, had accrued $41,416 in interest expense, and had remaining debt discount of $5,744 which resulted in a net convertible note payable of $519,256.

 Derivative Liabilities

The table below provides a summary of the changes in fair value, including net transfers in and/or out of all financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended June 30, 2022:

Amount
Balance on January 1, 2022	$45,665
Issuances to debt discount	-
Reduction of derivative related to conversions	(11,629)
Change in fair value of derivative liabilities	7,255
Balance on June 30, 2022	$41,291

The fair value of the derivative conversion features and warrant liabilities as of June 30, 2022 and December 31, 2021 were calculated using a Monte-Carlo option model valued with the following assumptions:

	June 30,	December 31,
	2022	2021
Dividend yield	0%	0%
Expected volatility	113.3%	106.8%-107.3%
Risk free interest rate	2.37%	0.41%-0.44%
Contractual terms (in years)	.50	.50 – .52

NOTE 10 – CONVERTIBLE DEBT

A summary of the Company’s convertible debt during the years ended December 31, 2021 and 2020 is presented below:

	2021	2020

Beginning balance convertible notes	$1,447,000	$1,500,000
New notes	625,000	540,000
Payments	(907,000)	(593,000)
Conversion to common stock	(525,000)	-
Subtotal notes	640,000	1,447,000
Debt discount at year end	(258,938)	(494,973)
Convertible note payable, net of discount	$381,062	$952,027

All of the convertible debt is classified as short-term within the consolidated balance sheet as it all matures and will be paid back within fiscal year 2022.

Securities Purchase Agreement executed on May 15, 2019

On May 15, 2019, the Company entered into a Securities Purchase Agreement with an institutional investor (the “Buyer”). Upon the closing of this financing, on May 17, 2019, the Company issued a Senior Convertible Note (the “May 2019 Note”) to the Buyer in the principal amount of $1,500,000.

The May 2019 Note provided that the Company will repay the principal amount of the May 2019 Note on or before March 15, 2020.

On March 23, 2020, the Company entered into a Forbearance and Amendment Agreement (the “Agreement”) with an institutional investor (the “Buyer”).

The Agreement provides that the Buyer will (a) forbear (i) from taking any action with respect to the Existing Default and (ii) from issuing any demand for redemption of the Note on the basis of the Existing Default until the earlier of: (1): (September 16, 2020 (or, if earlier, such date when all amounts outstanding under the Note shall be paid in full or converted into shares of Common Stock in accordance therewith) and (2) the time of any breach by the Company of the Agreement or the occurrence of an Event of Default that is not an Existing Default (the “Forbearance Expiration Date”), (b) during the Forbearance Period waive the prepayment premium to any Company Optional Redemption, and (c) during the Forbearance Period, waive the repayment in full of the Note other than the Required Payments (as defined) prior to September 16, 2020. The Scheduled Required Prepayments are $100,000 upon signing the Agreement and five (5) monthly payments thereafter aggregating $200,000 with all amounts outstanding under the Note due on September 16, 2020. In addition, there are mandatory prepayments in the event the Company completes a Subsequent Placement (as defined) or long-term debt (other than from the Buyer or from officers and directors and advisors of the Company) or factoring and purchase order indebtedness, the Company shall affect a Company Optional Redemption amount equal to 50% of the gross proceeds (less reasonable expenses of counsel and any investment bank) together with all Scheduled Required Payments.

On September 23, 2020, the Company entered into a Second Forbearance and Amendment Agreement (the “Agreement”) with an institutional investor (the “Buyer”). The Note was due to be paid in full on or before September 16, 2020 and was not paid (the “Existing Default”). The Note provides that upon an Event of Default, the Buyer may, among other things, require the Company to redeem all or a portion of the Note at a redemption premium of 120%, multiplied by the product of the conversion rate ($6.00 per share) and the then current market price.

The Agreement provides that the Buyer will (a) forbear (i) from taking any action with respect to the Existing Default and (ii) from issuing any demand for redemption of the Note on the basis of the Existing Default until the earlier of: (1): June 16, 2021 (or, if earlier, such date when all amounts outstanding under the Note shall be paid in full or converted into shares of Common Stock in accordance therewith) and (2) the time of any breach by the Company of the Agreement or the occurrence of an Event of Default that is not an Existing Default (the “Forbearance Expiration Date), (b) during the Forbearance Period (as defined) waive the prepayment premium to any Company Optional Redemption (which will result in the 120% redemption premium effectively replaced with 100%), and (c) during the Forbearance Period, waive the repayment in full of the Note other than the Required Payments (as defined) prior to June 16, 2021. The Scheduled Required Prepayments are $63,000 upon signing the Agreement and eight (8) monthly payments thereafter aggregating $480,000 with the remaining $607,000 outstanding under the Note due on June 16, 2021. In addition, there are mandatory prepayments in the event the Company completes a Subsequent Placement (as defined) or long-term debt (other than from the Buyer or from officers, directors and 10% or greater shareholders of the Company) or factoring and purchase order indebtedness, the Company shall affect a Company Optional Redemption amount equal to 50% of the gross proceeds (less reasonable expenses of counsel and any investment bank) together with all Scheduled Required Payments.

On June 18, 2021, the Company modified the terms of its outstanding debt by entering into a Third Forbearance Agreement (the “Third Agreement”) whereby the Company agreed to make certain payments to the creditor and the creditor will accept such payments as full discharge of the outstanding debt. The Agreement provides that the Buyer will (a) forbear (i) from taking any action with respect to the Existing Default and (ii) from issuing any demand for redemption of the Note on the basis of the Existing Default until the earlier of: (1): November 16, 2021 (or, if earlier, such date when all amounts outstanding under the Note shall be paid in full or converted into shares of Common Stock in accordance therewith) and (2) the time of any breach by the Company of the Agreement or the occurrence of an Event of Default that is not an Existing Default (the “Forbearance Expiration Date), (b) during the Forbearance Period (as defined) waive the prepayment premium to any Company Optional Redemption (which will result in the 120% redemption premium effectively replaced with 100%), and (c) during the Forbearance Period, waive the repayment in full of the Note other than the Required Payments (as defined) prior to November 16, 2021. The Scheduled Required Prepayments are $62,000 upon the first scheduled required prepayment and five (5) payments thereafter aggregating $287,000 with the remainder outstanding under the Note due on November 16, 2021. In addition, there are mandatory prepayments in the event the Company completes a Subsequent Placement (as defined) or long-term debt (other than from the Buyer or from officers, directors and 10% or greater shareholders of the Company) or factoring and purchase order indebtedness, the Company shall effect a Company Optional Redemption amount equal to 50% of the gross proceeds (less reasonable expenses of counsel and any investment bank) together with all Scheduled Required Payments. The Company performed an analysis to determine if at least a 10% difference between the present value of the new loan’s cash flows and the present value of the old loan’s remaining cash flows and determined that yes there is more than a 10% difference. The Company will experience a cash flow increase of approximately 15% due to the modification; therefore, the cash flow is considered substantially different, and the Company has applied extinguishment accounting.

The May 2019 Note is convertible at any time by the Holder into 250,000 shares of common stock, par value $0.001 per share at the rate of $6.00 per share, subject to adjustment (the “Conversion Price”). Upon an Event of Default (regardless of whether such event has been cured), the Buyer may convert at an alternative conversion price equal to the lower of the then applicable Conversion Price or seventy-five (75%) percent of the then Volume-Weighted Average Price (as defined, the “VWAP”). The Company considered the need for the conversion feature to be bifurcated under ASC 815 and determined that it does not meet the requirements. Additionally, the Company determined the effective conversion rate under ASC 470-20 and determined that the instrument is out of the money and no beneficial conversion feature was recorded.

The May 2019 Note is senior in right of payment to all other existing and future indebtedness of the Company except Permitted Senior Indebtedness (as defined in the May 2019 Note), including $12 million of senior secured indebtedness of the Company and its subsidiaries under an existing senior loan agreement, plus defined amounts of purchase money indebtedness in connection with bona fide acquisitions.

The May 2019 Note includes customary Events of Default and provides that the Buyer may require the Company to redeem (regardless of whether the Event of Default has been cured) all or a portion of the Note at a redemption premium equal to the greater of: (i) the product of the redemption premium of one hundred twenty-five (125%) percent, multiplied by the conversion amount, and (ii) the product of the conversion rate ($6.00 per share) multiplied by the product of 125% multiplied by the then current market price. The Buyer may also require redemption of the May 2019 Note upon a Change of Control (as defined) at a premium of one hundred twenty-five (125%) percent. The Company has the right to redeem the May 2019 Note at any time, in whole or in part, in cash at a price equal to 120% of the then outstanding conversion amount.

Conversion of the May 2019 Note is subject to a blocker provision which prevents any holder from converting the May 2019 Note into shares of common stock if its beneficial ownership of the common stock would exceed 9.99% of the Company’s issued and outstanding common stock.

During the year ended December 31, 2020, the Company repaid $593,000 such that as of December 31, 2020, the Company had a principal balance $907,000 on the May 2019 Note and the Company had accrued $15,420 in interest expense. During the year ended December 31, 2021, the Company repaid all outstanding principal and accrued interest on the May 2019 Note.

Roth Capital Partners, LLC (“Roth”), as the Company’s exclusive placement agent, received a cash commission for this transaction equal to six (6%) percent of the total gross proceeds of the offering. This 6% fee or $90,000 was recorded as debt discount along with the $30,000 in legal fees associated with the May 2019 Note. These fees will be amortized over the term of the note. $29,509 was amortized during the year ended December 31, 2020 resulting in the full amortization of the fees.

December 21, 2020 Securities Purchase Agreement

On December 21, 2020 (the “Issue Date”), Cosmos Holdings, Inc. (“Cosmos”, the “Borrower” or the “Company”) entered into a convertible promissory note with Platinum Point Capital, LLC (the “Holder”, “Lender” or “Platinum”) pursuant to a Securities Purchase Agreement (the “SPA”).

The Company issued the $540,000 Note in exchange for $500,000 in cash and included a $40,000 Original Issue Discount (“OID”) and paid $3,000 in financing costs. The principal amount together with interest at the rate of eight percent (8.0%) per annum, compounded annually (the “Interest Rate”), will be paid to the Lenders on or before the Maturity Date (December 31, 2021 or as defined below). Accrued interest shall be calculated on the basis of a 360-day year for the actual number of days elapsed. In the event that on or before the Maturity Date, the Note either (i) had not been converted or have not been otherwise satisfied in full or (ii) an Event of Default (as defined in the SPA) occurs, then the applicable rate of interest on the outstanding amount of the Note since inception shall be the Interest Rate plus eighteen percent (18.0%), the Default Interest. Unless previously converted, the principal and accrued interest on the Note is due and payable in cash (USD) upon the earlier of (i) December 31, 2021, (ii) a Change of Control (as defined in the SPA) or (iii), an Event of Default (collectively, the “Maturity Date”).

On July 14, 2021, August 16, 2021 and December 21, 2021 the Company converted an aggregate total of $525,000 in principal and $25,144 in accrued interest and fees into 213,382 shares of the Company’s common stock at an average price per share of $2.58. As of December 31, 2021, the Company had a principal balance of $15,000 and had accrued $6,568 in interest expense. Upon conversion, the 213,382 shares were issued at a fair value of $959,024 which was recorded as equity. Accordingly, upon conversion, the Company reduced its outstanding debt by $550,144, reduced its derivative liability by $284,169, and recorded a loss on extinguishment of $124,711.

The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a beneficial conversion feature and a derivative liability which is accounted for separately. The Company determined a beneficial conversion feature and derivative liability exists because The Company measured the beneficial conversion feature’s intrinsic value on December 16, 2020, and determined that the embedded derivative was valued at $456,570 which was recorded as a debt discount, and together with the original issue discount and transaction expenses of $43,000, in the aggregate of $499,570, is being amortized over the life of the loan. For the years ended December 31, 2021 and 2020, $494,973 and $4,597, respectively, of the debt discount has been amortized. As of December 31, 2021 and 2020, the fair value of the derivative liability was $5,822 and $460,728, respectively. The Company recorded a decrease in the derivative of $284,169 related to the conversions, which was recorded to additional paid-in capital. For the year ended December 31, 2021, the Company recorded a gain of $170,737 and for the year ended December 31, 2020 the Company recorded a loss of $4,158 from the change in fair value of derivative liability as other income in the consolidated statements of operations and comprehensive income (loss).

January 7, 2021 Subscription Agreement

On January 7, 2021 (the “Issue Date”), the Company entered into a subscription agreement with an unaffiliated third party, whereby the Company issued for a purchase price of $100,000 in principal amount, a convertible promissory note. The note bears an interest rate of 8% per annum and matures on the earlier of (i) consummation of the Company listing its common shares on the NEO Stock Exchange or (ii) October 31, 2021.

Upon the consummation of a NEO listing, the total principal and accrued interest outstanding on the note will convert into shares of the Company’s common stock at a 25% discount to the prices of the common shares sold in the financing to be conducted in conjunction with the NEO listing. In the event that a NEO listing is not consummated on or before October 31, 2021, the note holder will have the option, in part or in full, to have the note repaid with interest, or convert the note into Company common stock at a 25% discount to the 30-day volume-weighted average price of the Common Shares on the most senior stock exchange in North American on which the common shares are trading prior to conversion. As of September 30, 2021, the Company had a principal balance of $100,000 and had accrued $5,736 in interest expense.

The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a beneficial conversion feature and a derivative liability which is accounted for separately. The Company measured the beneficial conversion feature’s intrinsic value on January 7, 2021, and determined that the embedded derivative was valued at $62,619 which was recorded as a debt discount and additional paid-in capital, and is being amortized over the life of the loan. For the year ended December 31, 2021, $62,619 of the debt discount has been amortized. As of December 31, 2021, the fair value of the derivative liability was $39,843 and for the year ended December 31, 2021, the Company recorded a gain of $22,776 from the change in fair value of derivative liability as other income in the consolidated statements of operations and comprehensive income (loss).

Convertible Promissory Note and Securities Purchase Agreement

On September 17, 2021 (the “Issue Date”), the Company entered into a convertible promissory note and securities purchase agreement with an unaffiliated third party.

Convertible Promissory Note

The Company issued the convertible promissory note for a purchase price of $525,000 in principal amount for cash proceeds of $500,000. The note was issued with an original issue discount (“OID”) of $25,000, bears an interest rate of 10% per annum and matures on the earlier of (i) the consummation of the Company listing its common shares on the Nasdaq Stock Exchange or (ii) September 17, 2022.

Upon the consummation of a Nasdaq listing, the total principal and accrued interest outstanding on the note will convert into shares of the Company’s common stock at a 30% discount to the prices of the common shares sold in the financing to be conducted in conjunction with the Nasdaq listing, subject to a conversion floor of $3.00. The Company determined that the embedded conversion feature of the convertible promissory note meets the definition of a beneficial conversion feature which is accounted for separately. The Company measured the beneficial conversion feature’s intrinsic value on September 17, 2021, at $294,000 which, together with the OID of $25,000 was recorded as a debt discount and is being amortized over the life of the loan. For year ended December 31, 2021, $60,063 of the debt discount has been amortized. As of December 31, 2021, the Company had accrued a principal balance of $525,000, had accrued $15,166 in interest expense, and had remaining debt discount of $258,937 which resulted in a net convertible note payable of $266,063.

Securities Purchase Agreement

On September 17, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with the third party whereby the Company agree to issue 5,000,000 shares of Series A Preferred Stock at a purchase price of $1.00 per share or $5,000,000 in the aggregate, and a Warrant (the “Warrant”) to purchase 100% of the number of shares of the Company’s Common Stock issuable upon conversion of the Series A Preferred Stock. The Series A Preferred Stock will be convertible into the Company’s Common Stock as determined by multiplying the number of shares of Series A Preferred Stock to be converted by the lower of (i) $4.00 or (ii) 80% of the average volume weighted average price for the Company’s Common Stock for the five (5) days prior to the date of Uplisting, subject to a floor of $3.00 per share. The shares of common stock issuable upon conversion of Series A Preferred Stock and exercise of the Warrants are subject to a Registration Right Agreement. The Warrant has an exercise price equal to 110% of the Conversion Price of the Series A Preferred Stock and expires five (5) years from the date of issuance.

The SPA is subject to certain conditions to close. As of December 31, 2021 and the date of this filing, the conditions to close had not been met, the funds have not been transferred, the preferred shares and the warrant was not issued. The SPA automatically terminated on March 31, 2022.

 Derivative Liabilities

The table below provides a summary of the changes in fair value, including net transfers in and/or out of all financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2021 and 2020:

Amount
Balance on January 1, 2020	$-
Issuances to debt discount	456,570
Change in fair value of derivative liabilities	4,158
Balance on December 31, 2020	460,728
Issuances to debt discount	62,619
Reduction of derivative related to conversions	(284,169)
Change in fair value of derivative liabilities	(193,513)
Balance on December 31, 2021	$45,665

The fair value of the derivative conversion features and warrant liabilities as of December 31, 2021 and 2020 were calculated using a Monte-Carlo option model valued with the following assumptions:

	December 31,	December 31,
	2021	2020
Dividend yield	0%	0%
Expected volatility	106.8%-107.3%	140.4%-142.5%
Risk free interest rate	0.41%-0.44%	0.11%-0.12%
Contractual terms (in years)	.50 - .52	1.00 – 1.04